Related party disclosure	12 Months Ended
Mar. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party disclosure
45.
Related party disclosure

Names of related parties and related party relationship

The names of related parties where control exists and / or with whom transactions have taken place during the year and description of relationship as identified by the management are:

i)
Entities with significant influence on RPPL

GS Wyvern Holdings Limited (till August 22, 2021)

ii)
Entities owned or significantly influenced by key management personnel or their relatives

Wisemore Advisory Private Limited

ReNew Foundation

iii)
Entities under joint control

Aalok Solarfarms Limited (till 31 December 2020)*

Heramba Renewables Limited (till 31 December 2020)*

Shreyas Solarfarms Limited (till 31 December 2020)*

Abha Solarfarms Limited (till 31 December 2020)*

VG DTL Transmissions Private Limited

*These companies ceased to exist as entities under joint control with effect from January 1, 2021 as control was established from this date. These four entities have been consolidated in the Group's financial statements with effect from 1 January 2021.

iv)
Remuneration to key management personnel and their relatives

	For the year ended March 31,
Remuneration to key management personnel	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Short-term benefits	205	137	245	3
Share based payments	176	150	2,291	30
Post-employment benefits	13	11	5	0
	394	298	2,541	33

Payment to non-executive directors (includes Directors sitting fee and commission)	12	18	76	1

During the year ended March 31, 2022, the Company has granted 36,085,265 options to key management personnel under 2021 Incentive Award plan (refer Note 42).

Key management personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including any director (whether executive or otherwise).

	For the year ended March 31,
Other related party	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Remuneration to relatives of KMP#	19	20	41	1

#relative of the Director and Chief Executive Officer of the Company

The disclosure has been revised during the current year to aggregate the transactions based on categories of related parties for better presentation and understanding of the transactions. No material change has occurred consequent to this change.

v)
Details of transactions and balances with entities having significant influence on RPPL

	GS Wyvern Holdings Limited
Transactions during the year ended March 31,	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Compulsorily convertible preference shares issued	7,734	—	—	—
Interest expense on compulsorily convertible preference shares outstanding	—	1,165	323	4
Compulsorily convertible preference shares converted to equity	—	—	9,222	122

	GS Wyvern Holdings Limited
Balances as at year end March 31,	2021	2022	2022
	(INR)	(INR)	USD
Compulsorily convertible preference shares outstanding	8,899	—	—

vi)
Transactions and balances with entities under joint control:

Transactions during the year end March 31,	Heramba Renewables Limited			Aalok Solarfarms Limited
	2020	2021	2022	2020	2021	2022
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Unsecured loan received	—	221	—	—	114	—
Unsecured loan repaid	11	4	—	7		—
Interest expense on unsecured loan received	5	6	—	—		—
Expenses incurred on behalf of the related party	0	23	—	—	11	—
Expenses incurred on behalf by the related party	—	—	—	—	0	—
Income from management shared services	5	5	—	3	2	—
Income from operation and maintenance services	5	8	—	3	4	—
Interest income on compulsorily convertible debentures	21	17	—	12	8	—
Interest expense on unsecured loan received	—	—	—	2	3	—

Transactions during the year end March 31,	Shreyas Solarfarms Limited			Abha Solarfarms Limited
	2020	2021	2022	2020	2021	2022
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)
Unsecured loan received back	—	5	—	—	—	—
Unsecured loan received	—	222	—	43	105	—
Unsecured loan repaid	12	11	—	—	—	—
Expenses incurred on behalf of the related party	0	23	—	0	12	—
Expenses incurred on behalf by the related party	—	0	—	—	—	—
Interest income on unsecured loan given	0	0	—	—	—	—
Income from operation and maintenance services	5	8	—	3	4	—
Interest expense on unsecured loan received	5	6	—	3	4	—
Interest income on compulsorily convertible debentures	23	17	—	11	8	—
Income from management shared services	5	4		3	2	—

vii)
Transactions and balances with other related parties

Transactions during the year end March 31,	ReNew Foundation
	2020	2021	2022
	(INR)	(INR)	(INR)
Contribution for activities related to corporate social responsibility	3	0	0

Transactions during the year end March 31,	KMP
	2020	2021	2022
	(INR)	(INR)	(INR)
Salary advance	—	11	—

Balances as at year end March 31,	KMP
	2021	2022
	(INR)	(INR)
Salary advance	11	—

a)
Financial guarantees

During January 2021, RPPL had provided financial guarantee on the loans obtained by the shareholder, Wisemore Advisory Private Limited amounting to INR 4,900, being the maximum Group exposure, towards non-convertible debentures for a 7-month period. In the event of default, the Group will have to repay the non-convertible debentures. The Group has not received any consideration for guarantee given. The Group had initially measured financial guarantee at fair value amounting INR 121 with corresponding amount recognised in equity as distributions to equity shareholder. The said guarantee was revoked in August 2021.

According to Group’s policy, amortisation is calculated on straight-line basis until maturity of the contract. During the year ended March 31, 2022, an amortisation of INR 78 (March 31, 2021: INR 43) has been recognised under head "other income" in the statement of profit or loss. The carrying amounts of the related financial guarantee contracts recognised in the consolidated financial statements is INR Nil (March 31, 2021: INR 78). The amount of loss allowance as at March 31, 2021 was lower than the fair value of financial guarantee initially recognised less cumulative amortisation, therefore no loss allowance was recognised in profit or loss for the financial guarantee contract.

b)
Put option with non controlling interest

During the year ended March 31, 2022, the Company has granted an option to the CEO, to purchase his entire shareholding in RPPL, which was held directly or indirectly by him. As per the terms of option, the Company is required to purchase for cash the said shares in RPPL at a 30 days weighted price of the Company with conversion ratio of 1:0.8289 subject to a maximum of USD 12 per annum. The outstanding liability on this account as at March 31, 2022 is INR 9,546. No option was exercised during the current period (refer Note 20).